Schedule of Investments (unaudited)
July 31, 2024
BlackRock Sustainable International Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Denmark — 6.2%
Novo Nordisk A/S, Class B	2,505	$ 331,895
Finland — 2.9%
Kone Oyj, Class B	3,080	157,279
France — 7.5%
L’Oreal SA	389	168,222
Schneider Electric SE	970	233,804
		402,026
Germany — 9.6%
Allianz SE, Registered Shares	905	254,907
Puma SE	2,996	148,671
Symrise AG	861	108,513
		512,091
Japan — 20.7%
Dai-ichi Life Holdings, Inc.	8,700	265,266
Ebara Corp.	8,000	114,564
Kurita Water Industries Ltd.	3,700	157,912
Recruit Holdings Co. Ltd.	3,800	217,904
Sony Group Corp.	2,300	204,283
Toyota Motor Corp.	7,500	144,081
		1,104,010
Netherlands — 6.0%
ASML Holding NV	343	319,392
Singapore — 2.5%
STMicroelectronics NV	4,119	136,186
Spain — 3.1%
Iberdrola SA	12,624	166,740
Sweden — 3.0%
Beijer Ref AB, Class B	9,951	158,018
Switzerland — 8.4%
Roche Holding AG, NVS	671	217,243
SGS SA, Registered Shares	2,124	232,224
		449,467
Security	Shares	Value
United Kingdom — 20.8%
Ashtead Group PLC	1,730	$ 124,850
AstraZeneca PLC	1,903	302,331
Prudential PLC	13,255	119,618
Reckitt Benckiser Group PLC	661	35,558
RELX PLC	5,678	267,987
Rentokil Initial PLC	26,648	162,717
Spirax Group PLC	837	97,717
		1,110,778
United States — 6.7%
Mastercard, Inc., Class A	467	216,553
Microsoft Corp.	338	141,402
		357,955
Total Long-Term Investments — 97.4% (Cost: $4,401,903)		5,205,837
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(a)(b)	164,764	164,764
Total Short-Term Securities — 3.1% (Cost: $164,764)		164,764
Total Investments — 100.5% (Cost: $4,566,667)		5,370,601
Liabilities in Excess of Other Assets — (0.5)%		(26,725)
Net Assets — 100.0%		$ 5,343,876
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 173,846	$ —	$ (9,082)(a)	$ —	$ —	$ 164,764	164,764	$ 2,441	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
July 31, 2024
BlackRock Sustainable International Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 331,895	$ —	$ 331,895
Finland	—	157,279	—	157,279
France	—	402,026	—	402,026
Germany	—	512,091	—	512,091
Japan	—	1,104,010	—	1,104,010
Netherlands	—	319,392	—	319,392
Singapore	—	136,186	—	136,186
Spain	—	166,740	—	166,740
Sweden	—	158,018	—	158,018
Switzerland	—	449,467	—	449,467
United Kingdom	—	1,110,778	—	1,110,778
United States	357,955	—	—	357,955
Short-Term Securities
Money Market Funds	164,764	—	—	164,764
	$ 522,719	$ 4,847,882	$ —	$ 5,370,601
Portfolio Abbreviation
NVS	Non-Voting Shares
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